UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	100 Cummings Center
         		Suite 104Q
         		Beverly, MA  01982
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	978-232-9315
Signature, Place, and Date of Signing:
    William B. Moody    Beverly, MA    April 22, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR
Number of Other Included Managers:   	None
Form 13F Information Table Entry Total:   	51
Form 13F Information Table Value Total:   	$126,918,000
List of Other Included Managers:  None

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm                   COM              000886101     1402   344390 SH       SOLE                   280010             64380
AMB Property Corp              COM              00163T109     2091    76050 SH       SOLE                    61110             14940
AVX Corp                       COM              002444107     2208   105440 SH       SOLE                    85470             19970
Allied Capital Corp            COM              01903Q108     2796   101670 SH       SOLE                    81470             20200
Amerada Hess Corp              COM              023551104     1455    18335 SH       SOLE                    14785              3550
Aon Corp                       COM              037389103     2751    78590 SH       SOLE                    63050             15540
Apache Corp                    COM              037411105     1430    25136 SH       SOLE                    20296              4840
Bear Stearns Co Inc            COM              073902108     2802    44650 SH       SOLE                    35920              8730
Becton Dickinson               COM              075887109     2452    65000 SH       SOLE                    52280             12720
City National Corp             COM              178566105     2172    41290 SH       SOLE                    33590              7700
Clayton Homes                  COM              184190106     1984   118420 SH       SOLE                    96330             22090
Clorox Co                      COM              189054109     2043    46830 SH       SOLE                    38090              8740
ConAgra Inc                    COM              205887102     1889    77900 SH       SOLE                    63100             14800
CountryWide Credit             COM              222372104     2799    62550 SH       SOLE                    50240             12310
Edison International           COM              281020107     1992   118900 SH       SOLE                    97070             21830
Equity Office Prop             COM              294741103     2427    80920 SH       SOLE                    64980             15940
FedEx Corp                     COM              31428X106     2247    38670 SH       SOLE                    31310              7360
Franklin Resources             COM              354613101     2583    61620 SH       SOLE                    50200             11420
Health Net Inc                 COM              42222G108     3379   123130 SH       SOLE                    98980             24150
Hon Industries Inc             COM              438092108     3585   126190 SH       SOLE                   102560             23630
Hubbell Inc Cl B               COM              443510201     2087    63430 SH       SOLE                    50980             12450
John Hancock Fin Svc           COM              41014S106     2462    64460 SH       SOLE                    52210             12250
Johnson Controls               COM              478366107     2314    26200 SH       SOLE                    21180              5020
Jones Apparel Group            COM              480074103     3563   101950 SH       SOLE                    83100             18850
Key Energy Svcs                COM              492914106     2742   255800 SH       SOLE                   205080             50720
MBIA Inc                       COM              55262C100     2187    39990 SH       SOLE                    32185              7805
MBNA Corp                      COM              55262L100     4270   110700 SH       SOLE                    90440             20260
Marathon Oil Corp              COM              565849106     1115    38715 SH       SOLE                    31245              7470
Marshall&Ilsley Corp           COM              571834100     2487    39960 SH       SOLE                    32160              7800
Newell Rubbermaid              COM              651229106     4320   135170 SH       SOLE                   109930             25240
Northeast Utilities            COM              664397106     2907   146300 SH       SOLE                   118350             27950
OM Group Inc                   COM              670872100     3632    50237 SH       SOLE                    40447              9790
Outback Steakhouse             COM              689899102     3470    97020 SH       SOLE                    78360             18660
PG&E                           COM              69331C108     4204   178450 SH       SOLE                   145430             33020
PerkinElmer Inc                COM              714046109      723    39070 SH       SOLE                    31670              7400
Popular Inc                    COM              733174106     2847    97430 SH       SOLE                    78960             18470
Progress Energy Inc            COM              743263105     2860    57160 SH       SOLE                    46290             10870
Progress Energy-CVO            COM              743263AA3        0    53880 SH       SOLE                    40470             13410
Prudential Finl Inc            COM              744320102     1409    45390 SH       SOLE                    36760              8630
Republic Services Inc          COM              760759100     2217   118690 SH       SOLE                    96420             22270
Ross Stores                    COM              778296103     4408   116510 SH       SOLE                    93600             22910
Sherwin-Williams               COM              824348106     3732   131050 SH       SOLE                   104900             26150
Superior Indus Intl            COM              868168105     1646    33740 SH       SOLE                    26560              7180
TJX Companies                  COM              872540109     3976    99370 SH       SOLE                    80210             19160
Teleflex Inc                   COM              879369106     2634    48180 SH       SOLE                    38730              9450
Tidewater Inc                  COM              886423102     2170    51240 SH       SOLE                    41540              9700
Torchmark Corp                 COM              891027104     1873    46480 SH       SOLE                    37770              8710
Trizec Hahn Corp               COM              896938107     2367   149540 SH       SOLE                   120940             28600
Waters Corp                    COM              941848103     1683    60160 SH       SOLE                    49050             11110
Wellpoint Health Net           COM              94973H108     4045    63530 SH       SOLE                    51670             11860
Zomax, Inc                     COM              989929104       83    11400 SH       SOLE                     5700              5700